RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease payments per month during the period	$ 21,860
Accounts payable	92,000	$ 77,000
Ary City AG, LLC [Member]
Lease payments per month during the period	$ 21,860
Purchased of goods		227,365
Third-party supplier		78,976
Accounts payable		121,470
Non-operating income		$ 42,494